STOCK OPTIONS AND WARRANTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Outstanding at beginning of the period ,Shares	2,612,500	2,415,000
Granted during the period, Shares	1,034,370	297,500
Exercised during the period,Shares	0	(100,000)
Terminated during the period ,shares	0	0
Outstanding at end of the period ,Shares	3,646,870	2,612,500
Exercisable at end of the period,Shares	2,896,120	1,952,750
Outstanding at beginning of the period Weighted Average Exercise Price	$ 1.47	$ 1.35
Granted during the period, Weighted Average Exercise Price	$ 1.94	$ 2.08
Exercised during the period ,Weighted Average Exercise price	$ 0	$ 0.50
Terminated during the period,Weighted price exercise price	$ 0	$ 0
Outstanding at end of the period Weighted Average Exercise Price	$ 1.60	$ 1.47
Exercisable at end of the period ,Weighted Average Exercise Price	$ 1.59	$ 1.42